UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended 12/31/03

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name: Contrarian Capital Management, L.L.C.

Address:    411 West Putnam Avenue
            Suite 225
            Greenwich, CT 06830


13F File Number: 28-__________

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Jon R. Bauer
Title:  Managing Member
Phone:  (203) 862-8200


Signature, Place and Date of Signing:

/s/ Jon R. Bauer                Greenwich, Connecticu           02/13/03
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       NONE
Form 13F Information Table Entry Total:  29
Form 13F Information Table Value Total: $219,104        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                 Contrarian Capital Management, L.L.C.
                                                           Form 13F Holdings
                                                        As of December 31, 2003

(Item 1)                   (Item 2)        (Item 3)    (Item 4)    (Item 5)          (Item 6)                     (Item 7)

                                                     Fair                       Investment Discretion         Voting Authority
                                          Cusip      Market       Shares or                   Shared/
Name of Issuer             Title of Class Number     Value        Princ Amount  Sole  Shared  Other        Sole      Shared   None
Alderwoods Groups          Common         014383103    8,974,057    952,660      x                         952,660      0      0
Arch Wireless, Inc.        Common         039392709   34,111,321  1,722,794      x                       1,722,794      0      0
Bell Canada Int'l          Common         077914307      110,035     37,300      x                          37,300      0      0
Concord EFS Common Stock   Common         206197105   14,038,640    946,000      x                         946,000      0      0
Dynegy                     Common         26816Q101    4,760,644  1,112,300      x                       1,112,300      0      0
Genesis Healthcare Corp.   Common         37184D101      601,263     26,176      x                          26,176      0      0
Hollywood Entertainment    Common         436141105    9,342,809    679,477      x                         679,477      0      0
IMC Global Inc.            Common         449669100    4,055,412    408,400      x                         408,400      0      0
Janus Capital              Common         47102X105    4,458,597    271,700      x                         271,700      0      0
Laidlaw                    Common         50730r102    9,335,250    675,000      x                         675,000      0      0
Leucadia National          Common         527288104    1,609,812     34,920      x                          34,920      0      0
London Fog                 Common         541821401   10,858,635    723,909      x                         723,909      0      0
MAIR Holdings              Common         560635104    1,941,816    266,733      x                         266,733      0      0
MI Development             Common         55304x104    5,313,176    190,300      x                         190,300      0      0
Neighborcare Inc.          Common         64015Y104    1,033,952     52,352      x                          52,352      0      0
New Rotech Common          Common         778669101   12,574,514    546,718      x                         546,718      0      0
Pepco Holdings             Common         713291102    2,348,708    120,200      x                         120,200      0      0
PMA Capital Corp.          Common         693419202    6,441,863  1,236,442      x                       1,236,442      0      0
Price Communications       Common         741437305    5,225,638    380,600      x                         380,600      0      0
Radiologix Inc.            Common         75040k109    1,907,553    562,700      x                         562,700      0      0
Rite Aid Common Stock      Common         767754104   13,476,448  2,231,200      x                       2,231,200      0      0
Seitel Inc Common Stock    Common         816074306    5,225,272  2,512,150      x                       2,512,150      0      0
Stolt Offshore (ADR)       ADR            861567105    8,002,930  3,266,502      x                       3,266,502      0      0
Tenneco                    Common         880349105   11,140,523  1,665,250      x                       1,665,250      0      0
Terra Industires           Common         880915103    8,229,322  2,486,200      x                       2,486,200      0      0
United Globalcom           Common         913247508    7,832,832    923,683      x                         923,683      0      0
Warnaco                    Common         934390402    5,862,375    367,547      x                         367,547      0      0
Washington Group           Common         938862208   21,184,236    623,616      x                         623,616      0      0
Zapata Corp.               Common         989070602      504,513      8,700      x                           8,700      0      0





01385.0001 #463716